Inventories - Schedule of Breakdown of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Measuring inventories [Abstract]
Raw materials, ancillary materials and consumables	€ 90,460	€ 61,822
Work-in-progress and semi-finished products	46,735	63,019
Finished goods	385,394	286,010
Total inventories	€ 522,589	€ 410,851